GOING CONCERN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Xtribe PLC [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CONSULTING EXPENSES

For the six months ended June 30, 2024 and 2023, consulting expenses consisted of the following:

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2023
Software development	$0	$66,985
Marketing consulting	349,569	52,281
Total	$349,569	$119,266

As of December 31, 2023, and 2022, consulting expenses consisted of the following:

	December 31, 2023	December 31, 2022
Software development	$66,500	$12,952
Marketing consulting	155,709	122,148
Total	$222,209	$135,100